Options (Tables)	9 Months Ended
Aug. 31, 2023
Options
Schedule Of Share-based Compensation, Stock Options, Activity
	August 31, 2023			August 31, 2022
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	1,309,000	0.35	0.27	1,489,500	2.40	1.80
Expired	-	-	-	(85,000)	32.70	25.08
Cancelled	-	-	-	-	-	-
Balance at end of period	1,309,000	0.35	0.27	1,404,500	0.55	0.38

Options exercisable end of period	1,309,000	0.35	0.27	1,404,500	0.55	0.38